Offerings	Oct. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 207,312,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,629.79
Offering Note	Final prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2054
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 209,996,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,000.45
Offering Note	Final prospectus supplement.